DEFERRED REVENUE - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Deferred revenue revenue recognized	¥ 105,752	¥ 50,951	¥ 181,828